Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000103967
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class A
Trading Symbol	ABAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABAEX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABAEX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%	[1]
AssetsNet	$ 147,254,398
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 338,245
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$147,254,398
# of Portfolio Holdings	365
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$338,245

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Value	Value
Common Stocks	65.8%
Sovereign Bonds	14.6%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Treasury Bonds	0.9%
Emerging Markets - Treasuries	0.9%
Inflation-Linked Securities	0.2%
Preferred Stocks	0.0%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	18.1%
Financials	16.8%
Sovereign Bonds	14.6%
Communication Services	9.8%
Consumer Discretionary	6.9%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Industrials	3.9%
Energy	3.2%
Real Estate	2.1%
Health Care	1.6%
Materials	1.6%
Consumer Staples	1.1%
Others	2.7%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Country Breakdown (% of Net Assets)

Value	Value
China	20.9%
Taiwan	11.2%
South Korea	8.7%
India	8.3%
Brazil	4.9%
Mexico	4.3%
United Arab Emirates	3.7%
Poland	2.7%
South Africa	2.2%
Chile	2.1%
Colombia	2.0%
Turkey	1.9%
Hong Kong	1.5%
Others	16.2%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,269,632	6.3%
Tencent Holdings Ltd. - Class H	$7,609,217	5.2%
Samsung Electronics Co., Ltd.	$4,961,429	3.4%
Itau Unibanco Holding SA (Preference Shares)	$2,595,075	1.8%
Delta Electronics, Inc.	$2,484,603	1.7%
NetEase, Inc. - Class H	$2,472,310	1.7%
ICICI Bank Ltd.	$2,341,077	1.6%
Grupo Financiero Banorte SAB de CV	$2,317,617	1.5%
Xiaomi Corp. - Class H	$2,254,563	1.5%
ORLEN SA	$2,153,307	1.4%
Total	$38,458,830	26.1%

Material Fund Change [Text Block]
C000103969
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Advisor Class
Trading Symbol	ABYEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYEX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABYEX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$53	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[2]
AssetsNet	$ 147,254,398
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 338,245
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$147,254,398
# of Portfolio Holdings	365
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$338,245

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Value	Value
Common Stocks	65.8%
Sovereign Bonds	14.6%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Treasury Bonds	0.9%
Emerging Markets - Treasuries	0.9%
Inflation-Linked Securities	0.2%
Preferred Stocks	0.0%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	18.1%
Financials	16.8%
Sovereign Bonds	14.6%
Communication Services	9.8%
Consumer Discretionary	6.9%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Industrials	3.9%
Energy	3.2%
Real Estate	2.1%
Health Care	1.6%
Materials	1.6%
Consumer Staples	1.1%
Others	2.7%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Country Breakdown (% of Net Assets)

Value	Value
China	20.9%
Taiwan	11.2%
South Korea	8.7%
India	8.3%
Brazil	4.9%
Mexico	4.3%
United Arab Emirates	3.7%
Poland	2.7%
South Africa	2.2%
Chile	2.1%
Colombia	2.0%
Turkey	1.9%
Hong Kong	1.5%
Others	16.2%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,269,632	6.3%
Tencent Holdings Ltd. - Class H	$7,609,217	5.2%
Samsung Electronics Co., Ltd.	$4,961,429	3.4%
Itau Unibanco Holding SA (Preference Shares)	$2,595,075	1.8%
Delta Electronics, Inc.	$2,484,603	1.7%
NetEase, Inc. - Class H	$2,472,310	1.7%
ICICI Bank Ltd.	$2,341,077	1.6%
Grupo Financiero Banorte SAB de CV	$2,317,617	1.5%
Xiaomi Corp. - Class H	$2,254,563	1.5%
ORLEN SA	$2,153,307	1.4%
Total	$38,458,830	26.1%

Material Fund Change [Text Block]
C000103968
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class C
Trading Symbol	ABCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCEX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABCEX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.99%	[3]
AssetsNet	$ 147,254,398
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 338,245
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$147,254,398
# of Portfolio Holdings	365
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$338,245

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Value	Value
Common Stocks	65.8%
Sovereign Bonds	14.6%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Treasury Bonds	0.9%
Emerging Markets - Treasuries	0.9%
Inflation-Linked Securities	0.2%
Preferred Stocks	0.0%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	18.1%
Financials	16.8%
Sovereign Bonds	14.6%
Communication Services	9.8%
Consumer Discretionary	6.9%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Industrials	3.9%
Energy	3.2%
Real Estate	2.1%
Health Care	1.6%
Materials	1.6%
Consumer Staples	1.1%
Others	2.7%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Country Breakdown (% of Net Assets)

Value	Value
China	20.9%
Taiwan	11.2%
South Korea	8.7%
India	8.3%
Brazil	4.9%
Mexico	4.3%
United Arab Emirates	3.7%
Poland	2.7%
South Africa	2.2%
Chile	2.1%
Colombia	2.0%
Turkey	1.9%
Hong Kong	1.5%
Others	16.2%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,269,632	6.3%
Tencent Holdings Ltd. - Class H	$7,609,217	5.2%
Samsung Electronics Co., Ltd.	$4,961,429	3.4%
Itau Unibanco Holding SA (Preference Shares)	$2,595,075	1.8%
Delta Electronics, Inc.	$2,484,603	1.7%
NetEase, Inc. - Class H	$2,472,310	1.7%
ICICI Bank Ltd.	$2,341,077	1.6%
Grupo Financiero Banorte SAB de CV	$2,317,617	1.5%
Xiaomi Corp. - Class H	$2,254,563	1.5%
ORLEN SA	$2,153,307	1.4%
Total	$38,458,830	26.1%

Material Fund Change [Text Block]
C000103972
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class I
Trading Symbol	ABIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIEX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIEX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[4]
AssetsNet	$ 147,254,398
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 338,245
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$147,254,398
# of Portfolio Holdings	365
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$338,245

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Value	Value
Common Stocks	65.8%
Sovereign Bonds	14.6%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Treasury Bonds	0.9%
Emerging Markets - Treasuries	0.9%
Inflation-Linked Securities	0.2%
Preferred Stocks	0.0%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	18.1%
Financials	16.8%
Sovereign Bonds	14.6%
Communication Services	9.8%
Consumer Discretionary	6.9%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Industrials	3.9%
Energy	3.2%
Real Estate	2.1%
Health Care	1.6%
Materials	1.6%
Consumer Staples	1.1%
Others	2.7%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Country Breakdown (% of Net Assets)

Value	Value
China	20.9%
Taiwan	11.2%
South Korea	8.7%
India	8.3%
Brazil	4.9%
Mexico	4.3%
United Arab Emirates	3.7%
Poland	2.7%
South Africa	2.2%
Chile	2.1%
Colombia	2.0%
Turkey	1.9%
Hong Kong	1.5%
Others	16.2%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,269,632	6.3%
Tencent Holdings Ltd. - Class H	$7,609,217	5.2%
Samsung Electronics Co., Ltd.	$4,961,429	3.4%
Itau Unibanco Holding SA (Preference Shares)	$2,595,075	1.8%
Delta Electronics, Inc.	$2,484,603	1.7%
NetEase, Inc. - Class H	$2,472,310	1.7%
ICICI Bank Ltd.	$2,341,077	1.6%
Grupo Financiero Banorte SAB de CV	$2,317,617	1.5%
Xiaomi Corp. - Class H	$2,254,563	1.5%
ORLEN SA	$2,153,307	1.4%
Total	$38,458,830	26.1%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized